SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
SUBSIDIARIES
SUBSIDIARIES

NOTE 37 — SUBSIDIARIES

The Company’s significant subsidiaries as at 31 December 2018 are as follows:

Name of Entity	Place of Incorporation	Percentage Owned
Sundance Energy Inc.	Colorado	100
SEA Eagle Ford, LLC	Texas	100
Armadillo E&P, Inc.	Delaware	100
NSE PEL570 LTD	Australia	100